Impaired Loans (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 1,322,569	[1]	¥ 1,404,278	[1]
Unpaid principal balance	1,744,118
Related allowance	333,344		434,987
Average recorded investment	1,374,886		1,430,423
Interest income recognized	23,081	[2]	34,811	[2]
Impaired loans requiring an allowance for loan losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,027,286	[1]	1,107,860	[1]
Unpaid principal balance	1,156,519
Related allowance	333,344		434,987
Average recorded investment	1,075,919
Interest income recognized	20,191	[2]
Impaired loans requiring an allowance for loan losses | Manufacturing | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	294,921	[1]
Unpaid principal balance	320,481
Related allowance	112,080
Average recorded investment	273,453
Interest income recognized	4,804	[2]
Impaired loans requiring an allowance for loan losses | Construction and real estate | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	203,948	[1]
Unpaid principal balance	249,217
Related allowance	54,752
Average recorded investment	210,703
Interest income recognized	4,196	[2]
Impaired loans requiring an allowance for loan losses | Services | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	93,168	[1]
Unpaid principal balance	108,673
Related allowance	30,783
Average recorded investment	129,262
Interest income recognized	1,973	[2]
Impaired loans requiring an allowance for loan losses | Wholesale and retail | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	162,326	[1]
Unpaid principal balance	178,860
Related allowance	63,289
Average recorded investment	151,010
Interest income recognized	3,138	[2]
Impaired loans requiring an allowance for loan losses | Transportation and communications | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	47,879	[1]
Unpaid principal balance	50,086
Related allowance	21,517
Average recorded investment	101,461
Interest income recognized	1,321	[2]
Impaired loans requiring an allowance for loan losses | Banks and other financial institutions | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,353	[1]
Unpaid principal balance	3,865
Related allowance	1,388
Average recorded investment	13,184
Interest income recognized	94	[2]
Impaired loans requiring an allowance for loan losses | Other industries | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	574	[1]
Unpaid principal balance	1,439
Related allowance	178
Average recorded investment	842
Interest income recognized	5	[2]
Impaired loans requiring an allowance for loan losses | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	924,182	[1]
Unpaid principal balance	1,048,917
Related allowance	295,207
Average recorded investment	975,525
Interest income recognized	18,177	[2]
Impaired loans requiring an allowance for loan losses | Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	118,013	[1]
Unpaid principal balance	136,296
Related allowance	11,220
Average recorded investment	95,610
Interest income recognized	2,646	[2]
Impaired loans requiring an allowance for loan losses | Foreign Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	103,104	[1]
Unpaid principal balance	107,602
Related allowance	38,137
Average recorded investment	100,394
Interest income recognized	2,014	[2]
Impaired loans not requiring an allowance for loan losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	295,283	[1],[3]	296,418	[1],[3]
Unpaid principal balance	587,599	[3]
Average recorded investment	298,967	[3]
Interest income recognized	2,890	[2],[3]
Impaired loans not requiring an allowance for loan losses | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	12,569	[1]
Unpaid principal balance	69,430
Average recorded investment	17,021
Interest income recognized	159	[2]
Impaired loans not requiring an allowance for loan losses | Manufacturing | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,760	[1]
Unpaid principal balance	42,747
Average recorded investment	15,874
Interest income recognized	187	[2]
Impaired loans not requiring an allowance for loan losses | Construction and real estate | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	60,849	[1]
Unpaid principal balance	95,904
Average recorded investment	71,935
Interest income recognized	479	[2]
Impaired loans not requiring an allowance for loan losses | Services | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,736	[1]
Unpaid principal balance	53,407
Average recorded investment	19,870
Interest income recognized	324	[2]
Impaired loans not requiring an allowance for loan losses | Wholesale and retail | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,266	[1]
Unpaid principal balance	108,708
Average recorded investment	16,988
Interest income recognized	221	[2]
Impaired loans not requiring an allowance for loan losses | Transportation and communications | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	5,803	[1]
Unpaid principal balance	20,697
Average recorded investment	5,361
Interest income recognized	62	[2]
Impaired loans not requiring an allowance for loan losses | Banks and other financial institutions | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	54	[1]
Unpaid principal balance	6,262
Average recorded investment	233
Interest income recognized	1	[2]
Impaired loans not requiring an allowance for loan losses | Other industries | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	473	[1]
Unpaid principal balance	1,645
Average recorded investment	382
Interest income recognized	2	[2]
Impaired loans not requiring an allowance for loan losses | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	282,714	[1]
Unpaid principal balance	518,169
Average recorded investment	281,946
Interest income recognized	2,731	[2]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	171,773	[1]
Unpaid principal balance	188,799
Average recorded investment	151,303
Interest income recognized	1,455	[2]
Manufacturing | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	309,681	[1]
Unpaid principal balance	363,228
Related allowance	112,080
Average recorded investment	289,327
Interest income recognized	4,991	[2]
Construction and real estate | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	264,797	[1]
Unpaid principal balance	345,121
Related allowance	54,752
Average recorded investment	282,638
Interest income recognized	4,675	[2]
Services | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	107,904	[1]
Unpaid principal balance	162,080
Related allowance	30,783
Average recorded investment	149,132
Interest income recognized	2,297	[2]
Wholesale and retail | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	176,592	[1]
Unpaid principal balance	287,568
Related allowance	63,289
Average recorded investment	167,998
Interest income recognized	3,359	[2]
Transportation and communications | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	53,682	[1]
Unpaid principal balance	70,783
Related allowance	21,517
Average recorded investment	106,822
Interest income recognized	1,383	[2]
Banks and other financial institutions | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,407	[1]
Unpaid principal balance	10,127
Related allowance	1,388
Average recorded investment	13,417
Interest income recognized	95	[2]
Other industries | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,047	[1]
Unpaid principal balance	3,084
Related allowance	178
Average recorded investment	1,224
Interest income recognized	7	[2]
Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,206,896	[1]
Unpaid principal balance	1,567,086
Related allowance	295,207
Average recorded investment	1,257,471
Interest income recognized	20,908	[2]
Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	289,786	[1]
Unpaid principal balance	325,095
Related allowance	11,220
Average recorded investment	246,913
Interest income recognized	4,101	[2]
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	115,673	[1]
Unpaid principal balance	177,032
Related allowance	38,137
Average recorded investment	117,415
Interest income recognized	¥ 2,173	[2]

[1]	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status is completely corresponded to the Group's definition of impaired loans.
[2]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.
[3]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.